ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2022
White River Holdings Corp [Member]
Business Acquisition [Line Items]
SCHEDULE OF ASSETS ACQUIRED

Building	$236,000
Land	140,000
Oil and Gas Properties	3,224,000
Asset retirement obligation	(100,000)
$3,500,000

Oil and Gas Properties	$760,000
Asset retirement obligation	(10,000)
$750,000

Oil and gas properties	$250,000
$250,000

Working interest in oil and gas wells	$53,500
$53,500